BALANCE SHEETS (USD $)	Mar. 31, 2013	Mar. 31, 2012
ASSETS
Cash	$ 385,128	$ 152
Prepaid expenses	10,466	0
Deferred offering costs (Note 2)	0	62,500
Restricted cash held in trust (Note 1,7)	46,013,666	0
Total Assets	46,409,260	62,652
LIABILITIES AND STOCKHOLDERS' EQUITY
Note and advances payable to affiliate (Note 4)	0	55,940
Accrued offering costs	0	8,836
Accrued expenses	128,097	0
Deferred legal fees	100,000	0
Warrant Liability	6,024,900	0
Total current liabilities	6,252,997	64,776
Commitments and Contingencies (Note 1,3,4,6)
Ordinary shares subject to possible redemption; 4,394,533 shares (at redemption value)	35,156,262	0
Shareholders' Equity:
Ordinary shares, no par value; unlimited shares authorized; 2,792,967 issued and outstanding (which excludes 4,394,533 shares subject to possible redemption as of March 31, 2013); 1,437,500 issued and outstanding as of March 31, 2012 (Note 5)	0	0
Additional paid-in capital	5,000,001	25,000
Deficit accumulated during the development stage	0	(27,124)
Total shareholders’ equity (deficit )	5,000,001	(2,124)
Total liabilities and shareholders’ equity (deficit )	$ 46,409,260	$ 62,652